Note 2 - Sale of Hecla Quebec Inc. and Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Discontinued Operation, Additional Disclosures [Abstract]
Sale of Hecla Quebec Inc. and Discontinued Operations

Note 2. Sale of Hecla Quebec Inc. and Discontinued Operations

The sale of Hecla Quebec represents a disciplined portfolio optimization and focuses capital allocation on our silver assets, which we believe to represent significant growth and value creation opportunities. We have solidified revenue exposure to silver and we are focused on operating in what we view to be the most favorable jurisdictions. Subsequent to March 31, 2026, we used the cash proceeds from the transaction for debt reduction and balance sheet strengthening, enhancing our financial flexibility and capacity to invest in strategic growth investment opportunities.

As part of the sale of Hecla Quebec, we received total consideration with a fair value of $385.7 million comprised of the following:

•
Cash of $170.0 million upon closing on March 25, 2026
•
Accounts receivable related to working capital adjustments of $16.6 million of which $15.6 million was received during April and the remaining $1.0 million is expected to be received in May
•
65,757,265 Orezone common shares valued at $106.1 million at closing
•
Deferred cash consideration ("Deferred Cash Consideration") with a fair value of $57.1 million for the cash payments of $30 million and $50 million to be paid by Orezone 18 months and 30 months after closing, respectively
•
Contingent cash consideration ("Contingent Cash Consideration") with a fair value of $35.9 million for a total of up to $241 million of undiscounted payments consisting of:
o
A fair value of $3.3 million for two annual gold-price related payments of $5 million each should the average gold price exceed $4,200/oz for the first and second years following closing
o
A fair value of $9.9 million for two contingent payments of $10 million each due upon issuance of certain permits to open pit mine two additional identified orebodies
o
A fair value of $22.7 million for certain future gold production-based royalty payments with an undiscounted value of up to $211 million ($80/ounce for the first 500,000 ounces, then $180/ounce thereafter from future open pit operations)

Orezone has a set-off right to reduce the unpaid balance of the Deferred Contingent Cash or the Contingent Cash Consideration payments by 50% of the amount by which the financial assurance required by the Quebec government under the updated Casa Berardi closure plan exceeds $150 million, excluding increases caused by Orezone's post-closing actions. Our final estimate of that excess, $11.5 million has been included in determining the fair values of the Deferred Cash consideration.

The fair value of the Deferred Cash Consideration was determined using a present value model by reference to Orezone's estimated credit rating and considering the closure excess amount to be withheld from the first payment. The Deferred Cash

Consideration payments have been classified as non-current receivables, which is included in other non-current assets on the unaudited interim Condensed Consolidated Balance Sheet, due to being contractual rights to receive cash at 18 and 30 months, and have been recorded at amortized cost. The discount will be unwound in line with the effective interest method and recognized as interest income over the respective payment periods for each payment.

The fair value of each Contingent Cash Consideration payment to be received was determined by using an option pricing model, with significant assumptions including the following: expected success and timing of permitting, the timing of when production would commence, forward gold prices and Orezone's estimated credit rating. The Company concluded that each contingent consideration payment to be received is a financial asset as it will be settled in cash. The Company next evaluated whether each contingent consideration payment is within the scope of ASC 815 "Derivatives and Hedging" or not. For the contingent consideration payment to be received linked to future gold prices, we concluded that the underlying being the gold price is a market rate, and that the fair value of this contingent consideration payment is assessed at each reporting date, with changes in fair value recorded in earnings. The contingent consideration payments linked to future assets have been classified as current and non-current receivables, which is included in other current and non-current assets on the Condensed Consolidated Balance Sheet, due to being contractual rights to receive cash at 12 and 24 months, and have been recorded at fair value.

For the contingent consideration payments linked to permitting success and future production following permitting success, we concluded these contingent consideration payments are not within the scope of ASC 815, "Derivatives and Hedging" as the receipt of the permits and future production are operational and/or regulatory factors. The Company elected to follow the guidance in ASC 450, Contingencies which requires subsequent assessment for indicators of impairment. Additionally, payment received in excess of initial fair value recorded will be recognized as gains in the period received. The contingent consideration payments linked to permitting success and future production following permitting success, have been classified as non-current receivables, which is included in other non-current assets on the Condensed Consolidated Balance Sheet.

We recognized a loss of $192.5 million, upon the sale of Hecla Quebec Inc. which is reported within loss from discontinued operations, net of income and mining taxes on our Condensed Consolidated Statements of Operations and Comprehensive Loss.

Below is a summary of Hecla Quebec's results from discontinued operations for the first quarters of 2026 and 2025 and statement of financial position as of December 31, 2025.

Hecla Quebec Inc.

Results of Discontinued Operations

(Dollars are in Thousands)

	Three Months Ended
	March 31, 2026	March 31, 2025
Sales	$70,284	$56,005
COSTS AND EXPENSES
Costs applicable to sales(1)	37,629	42,113
Depreciation, depletion and amortization	932	8,569
Exploration and pre-development	1,051	188
Other operating expense, net	—	185
Total costs and expenses	39,612	51,055
Income from discontinued operations	30,672	4,950
Other (expense) income:
Interest expense	(91)	(159)
Fair value adjustments, net	(2,231)	239
Net foreign exchange loss	—	11
Total other (expense) income	(2,322)	91
Income from discontinued operations, before income and mining tax provision	28,350	5,041
Loss on disposal of Hecla Quebec Inc.	(192,482)	—
Income and mining tax provision	(19,549)	(1,841)
(Loss) income from discontinued operations	$(183,681)	$3,200

(1) Excludes depreciation, depletion and amortization

Hecla Quebec Inc.

Reconciliation of Assets and Liabilities of Discontinued Operations to Balance Sheet

(Dollars are in Thousands)

December 31, 2025
ASSETS
Accounts receivable	$5,091
Inventories:
Product inventories	11,615
Materials and supplies	21,483
Prepaid expenses	2,596
Assets of discontinued operations, current	40,785
Property, plants, equipment and mine development, net	710,246
Other non-current assets	698
Assets of discontinued operations, non-current	710,944
Total assets	$751,729
LIABILITIES
Current liabilities:
Accounts payable and accrued liabilities	$24,690
Accrued payroll and related benefits	7,891
Accrued taxes	4,866
Finance leases	2,911
Liabilities of discontinued operations, current	40,358
Accrued reclamation and closure costs	75,980
Deferred tax liabilities	88,840
Other non-current liabilities	5,456
Liabilities of discontinued operations, non-current	170,276
Total liabilities	$210,634

Note 3: Sale of Hecla Quebec Inc. and Discontinued Operations

On March 25, 2026, we completed the sale of our Hecla Quebec Inc. ("Hecla Quebec") subsidiary which owns the Casa Berardi mine to Orezone Gold Corporation ("Orezone") for total consideration with a fair value of $385.7 million comprised of the following:

•
Cash of $170.0 million upon closing on March 25, 2026
•
Accounts receivable related to working capital adjustments of $16.6 million
•
65,757,265 Orezone common shares valued at $106.1 million on closing
•
Deferred cash consideration ("Deferred Cash Consideration") with a fair value of $57.1 million for the cash payments of $30 million and $50 million to be received 18 months and 30 months after closing, respectively
•
Contingent cash consideration ("Contingent Cash Consideration") with a fair value of $35.9 million for a total of up to $241 million of undiscounted payments consisting of:
o
A fair value of $3.3 million for two annual gold-price related payments of $5 million each should the average gold price exceed $4,200/oz for the first and second years following closing
o
A fair value of $9.9 million for two contingent payments of $10 million each due upon issuance of certain permits to open pit mine two additional identified orebodies
o
A fair value of $22.7 million for certain future gold production-based royalty payments with an undiscounted value of up to $211 million ($80/ounce for the first 500,000 ounces, then $180/ounce thereafter from future open pit operations)

Orezone has a set-off right to reduce the unpaid balance of the Deferred Cash Consideration payments by 50% of the amount by which the financial assurance required by the Quebec government under the updated Casa Berardi closure plan exceeds $150 million, excluding increases caused by Orezone's post-closing actions. Our current estimate of that excess, being $11.5 million has been included in determining the fair values of the Deferred Cash Consideration.

The fair value of the Deferred Cash Consideration was determined using a present value model by reference to Orezone's estimated credit rating and considering the expected closure excess amount to be withheld from the first payment. The Deferred Cash Consideration payments have been classified as noncurrent receivables, which is included in other non-current assets on the unaudited interim Condensed Consolidated Balance Sheet, due to being contractual rights to receive cash at 18 and 30 months, and have been recorded at amortized cost. The discount will be unwound in line with the effective interest method and recognized as interest income over the respective payment periods for each payment.

The fair value of each Contingent Cash Consideration payment to be received was determined by using an option pricing model, with significant assumptions including the following: expected success and timing of permitting, the timing of when production would commence, forward gold prices, and Orezone's estimated credit rating. The Company concluded that each contingent consideration payment to be received is a financial asset as it will be settled in cash. The Company next evaluated whether each contingent consideration payment is within the scope of ASC 815 "Derivatives and Hedging" or not. For the contingent consideration payment to be received linked to future gold prices, we concluded that the underlying being the gold price is a market rate, and that the fair value of this contingent consideration payment is assessed at each reporting date, with changes in fair value recorded in earnings. The contingent consideration payments linked to future assets have been classified as current and non-current receivables, which is included in other current and non-current assets on the Condensed Consolidated Balance Sheet, due to being contractual rights to receive cash at 12 and 24 months, and have been recorded at fair value.

For the contingent consideration payments linked to permitting success and future production following permitting success, we concluded these contingent consideration payments are not within the scope of ASC 815, "Derivatives and Hedging" as the receipt of the permits and future production are subject to operational and/or regulatory factors. The Company elected to follow the guidance in ASC 450, Contingencies which requires subsequent assessment for indicators of impairment. Additionally, payment received in excess of initial fair value recorded will be recognized as gains in the period received. The contingent consideration payments linked to permitting success and future production following permitting success, have been classified as non-current receivables, which is included in other non-current assets on the Condensed Consolidated Balance Sheet.

We determined that the sale of Hecla Quebec represents a strategic shift that has a major effect on our operations and financial results and therefore, the Casa Berardi operation is no longer a reportable segment and its financial results are reflected in the Company’s audited consolidated financial statements as a discontinued operation for all periods presented.

The following table presents the major classes of line items constituting income from discontinued operations, net of tax, in our Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, 2025, 2024, and 2023:

	Year ended December 31,
	2025	2024	2023
Sales	$319,117	$209,679	$177,678
COSTS AND EXPENSES
Costs applicable to sales(1)	173,486	150,779	155,304
Depreciation, depletion and amortization	33,233	72,835	66,037
General and administrative	—	—	2,084
Exploration and pre-development	393	1,863	5,685
Other operating expense, net	(6,381)	1,688	5,251
Total costs and expenses	200,731	227,165	234,361
Income (loss) from discontinued operations	118,386	(17,486)	(56,683)
Other (expense) income:
Interest expense	(590)	(503)	(254)
Fair value adjustments, net	4,123	(5,744)	1,190
Other income	204	257	418
Net foreign exchange gain (loss)	255	(512)	335
Total other income (expense)	3,992	(6,502)	1,689
Income (loss) from discontinued operations, before income and mining taxes	122,378	(23,988)	(54,994)
Income and mining tax (provision) benefit	(58,725)	9,555	11,024
Income (loss) from discontinued operations, net of income and mining taxes	$63,653	$(14,433)	$(43,970)

(1) Excludes depreciation, depletion and amortization

The following table presents the carrying amounts of the major classes of asset and liabilities of discontinued operations to the Consolidated Balance Sheet as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
ASSETS
Accounts receivable	$5,091	$6,431
Inventories:
Product inventories	11,615	13,732
Materials and supplies	21,483	19,869
Other current assets	2,596	8,737
Assets of discontinued operations, current	40,785	48,769
Property, plants, equipment and mine development, net	710,246	627,697
Other non-current assets	698	810
Assets of discontinued operations, non-current	710,944	628,507
Total assets	$751,729	$677,276

LIABILITIES
Current liabilities:
Accounts payable and accrued liabilities	$24,690	$26,454
Accrued payroll and related benefits	7,891	6,243
Accrued taxes	4,866	—
Finance leases	2,911	2,659
Other current liabilities	—	5,787
Liabilities of discontinued operations, current	40,358	41,143
Accrued reclamation and closure costs	75,980	17,005
Deferred tax liabilities	88,840	50,193
Other non-current liabilities	5,456	9,292
Liabilities of discontinued operations, non-current	170,276	76,490
Total liabilities	$210,634	$117,633